Stockholders' Deficit	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Stockholders' Deficit [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 11 - STOCKHOLDERS’ DEFICIT

Preferred Stock

As of March 31, 2024, the Company is authorized to issue 5,000,000 shares of $0.0001 par value preferred stock, with designations, voting, and other rights and preferences to be determined by the Board of Directors of which 2,999,750 remain available for designation and issuance.

As of March 31, 2024 and September 30, 2023, the Company has designated 250 shares of $0.0001 par value Series A preferred stock, of which 250 shares are issued and outstanding. These preferred shares have voting rights per shareholder equal to the total number of issued and outstanding shares of common stock divided by 0.99.

See Note 10, regarding the issuance of Series B and Series C Preferred Stock and the related designations.

Common Stock

As of March 31, 2024 and September 30, 2023, there were 10,743,178 and 9,306,954, shares outstanding, respectively.

Reverse Stock Split

On July 11, 2023, the Company filed a certificate of amendment to its certificate of incorporation, as amended, to effect a one-for-one thousand (1:1,000) Reverse Stock Split, effective as of July 17, 2023. Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the Reverse Stock Split.

Stock Incentive Plan

The Company established its 2016 Stock Incentive Plan (the “Plan”) that permits the granting of incentive stock options and other common stock awards. The maximum number of shares available under the Plan is 100 shares. The Plan is open to all employees, officers, directors, and non-employees of the Company. Options granted under the Plan will terminate and may no longer be exercised (i) immediately upon termination of an employee or consultant for cause or (ii) one year after termination of employment, but not later than the remaining term of the option. As of March 31, 2024, 84 awards remain available for grant under the Plan.

Equity Financing Agreement with GHS Investments, LLC

On October 5, 2023, the Company entered into an Equity Financing Agreement (the “Equity Financing Agreement”) with GHS Investments, LLC, a Nevada limited liability company (“GHS”).  Under the terms of the Equity Financing Agreement, GHS will purchase, at the Company’s election, up to $10,000,000 of the Company’s registered common stock (the “Shares”).

During the term of the Equity Financing Agreement, the Company may at any time deliver a “put notice” to GHS thereby requiring GHS to purchase a certain dollar amount of the Shares. Simultaneous with the delivery of such Shares, GHS shall deliver payment for the Shares. Subject to certain restrictions, the purchase price for the Shares shall be equal to 80% of the Market Price during the Pricing Period as such capitalized terms are defined in the Agreement. Following an up-list to the NASDAQ or an equivalent national exchange by the Company, the Purchase price shall mean ninety percent (90%) of the lowest volume weighted average price (“VWAP”) during the relevant Pricing Period, subject to a floor of $0.0135 per share, below which the Company shall not deliver a Put.

The number of Shares sold to GHS shall not exceed the number of such shares that, when aggregated with all other shares of common stock of the Company then beneficially owned by GHS, would result in GHS owning more than 4.99% of all of the Company’s common stock then outstanding. Additionally, GHS may not execute any short sales of the Company’s common stock. Further, the Company has the right, but never the obligation to draw down. No shares have been sold as of the date of this report.

The Equity Financing Agreement shall terminate (i) on the date on which GHS shall have purchased Shares pursuant to the Equity Financing Agreement for an aggregate Purchase Price of $10,000,000, or (ii) on the date occurring 24 months from the date on which the Equity Financing Agreement was executed and delivered by the Company and GHS.

As a condition for the execution of the Equity Financing Agreement by GHS, the Company is obligated to issue $20,000 worth of shares to GHS (“Commitment Shares”). These shares have not been issued as of the date of filing of this report. The Company recorded accrued expense of $20,000 as of March 31, 2024.

Stock Options

The Company recognizes compensation cost for unvested stock-based incentive awards on a straight-line basis over the requisite service period.

There were no options granted under the 2016 Stock Incentive Plan for the six months ended March 31, 2024 and 2023.

For the six months ended March 31, 2024, a summary of the Company’s stock options activity is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2023	16	$220,000	0.97	$-	$-
Outstanding and Exercisable at March 31, 2024	16	$220,000	0.47	$-	$-

All options were issued at an options price equal to the market price of the shares on the date of the grant.

Warrants

For the six months ended March 31, 2024, a summary of the Company’s warrant activity is as follows:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding and exercisable at September 30, 2023	2,240,000	$0.20	5.50	$0.20	$-
Outstanding and exercisable at March 31, 2024	2,240,000	$0.20	5.00	$0.20	$-

There were no new warrants issued during the six months ended March 31, 2024.

NOTE 13 - STOCKHOLDERS’ DEFICIT

Preferred Stock

As of September 30, 2023, the Company is authorized to issue 5,000,000 shares of $0.0001 par value preferred stock, with designations, voting, and other rights and preferences to be determined by the Board of Directors of which 2,999,750 remain available for designation and issuance.

As of September 30, 2023 and 2022, the Company has designated 250 shares of $0.0001 par value Series A preferred stock, of which 250 shares are issued and outstanding. These preferred shares have voting rights per shareholder equal to the total number of issued and outstanding shares of common stock divided by 0.99.

See Note 12, regarding the issuance of Series B and Series C Preferred Stock and the related designations.

Common Stock

As of September 30, 2023 and 2022, there were 9,306,954 and 4,407,321, shares outstanding, respectively.

Reverse Stock Split

On July 11, 2023, the Company filed a certificate of amendment to its certificate of incorporation, as amended, to effect a one-for-one thousand (1:1,000) Reverse Stock Split, effective as of July 17, 2023. Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the Reverse Stock Split.

Stock Incentive Plan

The Company established its 2016 Stock Incentive Plan (the “Plan”) that permits the granting of incentive stock options and other common stock awards. The maximum number of shares available under the Plan is 100 shares. The Plan is open to all employees, officers, directors, and non-employees of the Company. Options granted under the Plan will terminate and may no longer be exercised (i) immediately upon termination of an employee or consultant for cause or (ii) one year after termination of employment, but not later than the remaining term of the option. As of September 30, 2023, 84 awards remain available for grant under the Plan.

S-1 Offerings

On January 20, 2022, the Company filed a Post-Effective Amendment to its Form S-1 filed on June 9, 2021, deregistering all unissued shares of common stock from that offering.

On January 21, 2022, the Company submitted a registration statement filed on Form S-1. The Company requested accelerated status and the registration statement became effective on January 24, 2022. The offering provides for the issuance of up to 1,800,000 shares of common stock at a price of $.60, under subscriptions. The Company will use the proceeds for working capital and may seek to expand the business through investment. On February 1, 2022 the Form S-1 offering was made effective.

Since September 30, 2021, the Company issued 100,000 shares of common stock under the June 9, 2021 S-1 offering and received $250,000.

Since February 2, 2022, Trillium Partners LP subscribed to 749,313 shares of common stock under the new S-1 for cash payments of $449,589.

On September 16, 2022, the Company filed a registration statement on Form S-1. The registration statement became effective on September 29, 2022. The offering provided for the issuance of up to 5,000,000 shares of common stock at a price of $0.20, under subscriptions. The Company used the proceeds for working capital.

During the year ended September 30, 2023, the Company issued 496,667 shares of common stock under the September 16, 2022 S-1 offering and received $99,333.

Shares Issued for Conversion of Convertible Notes

In total 1,124,318 shares of common stock were issued upon conversion of convertible notes and accrued interest during the year ended September 30, 2022 as follows:

On November 4, 2021, Geneva Roth Remark Holdings Inc. converted principal of $58,500 and accrued interest of $2,925 from its convertible note dated May 3, 2021 into 40,950 shares of common stock at contracted prices. Following the conversions, the balance of principal and accrued interest was $0.

On December 17, 2021, Geneva Roth Remark Holdings Inc. converted principal of $58,500 and accrued interest of $2,925 from its convertible note dated June 14, 2021 into 81,900 shares of common stock at contracted prices. Following the conversions, the balance of principal and accrued interest was $0.

On January 21, 2022, Geneva Roth Remark Holdings Inc. converted principal of $53,750 and accrued interest of $2,688 from its convertible note dated July 19, 2021 into 78,385 shares of common stock at contracted prices. Following the conversions, the balance of principal and accrued interest was $0.

On March 22, 2022 and March 25, 2022, Geneva Roth Remark Holdings Inc. converted principal of $50,000 and accrued interest of $2,500 from its convertible note dated September 17, 2021 into 159,091 shares of common stock at contracted prices. Following the conversions, the balance of principal and accrued interest was $0.

On May 18, 2022 and May 25, 2022 1800 Diagonal Lending LLC (f/k/a Sixth Street Lending LLC, fully converted principal and accrued interest of $55,000 and $2,750 from the convertible note dated November 12, 2021 into 197,640 shares of common stock.

On June 6, 2022, Frondeur Partners LLC fully converted principal and accrued interest of $15,000 and $747 from the convertible note dated December 1, 2021 into 95,215 shares of common stock.

On July 12, 2022, Frondeur Partners LLC fully converted principal and accrued interest of $15,000 and $744 from the convertible note dated January 1, 2022 into 126,926 shares of common stock.

On July 14, 2022 and July 18, 2022 1800 Diagonal Lending LLC (f/k/a Sixth Street Lending LLC, fully converted principal and accrued interest of $53,750 and $2,688 from the convertible note dated November 12, 2021 into 217,067 shares of common stock.

On September 23, 2022, Frondeur Partners LLC fully converted principal and accrued interest of $15,000 and $777 from the convertible note dated February 1, 2022 into 127,145 shares of common stock.

Approximately $222,000 of put premiums (related to the Stock Settled Debt treatment of the conversions listed above) was reclassified to additional paid in capital in fiscal 2022.

In total 2,090,007 shares of common stock were issued upon conversion of convertible notes and accrued interest during the year ended September 30, 2023 as follows:

On October 3, 2022, the Company issued 191,827 shares of common stock in conversion of Frondeur Partners LLC, convertible note payable dated March 1, 2022, all principal of $15,000 and accrued interest of $888 were converted.

On November 17, 2022, the Company issued 384,804 shares of common stock in conversion of Frondeur Partners LLC, convertible note payable dated April 1, 2022, all principal of $15,000 and accrued interest of $945 were converted.

On December 1, 2022, the Company issued 383,489 shares of common stock in conversion of Frondeur Partners LLC, convertible note payable dated May 1, 2022, all principal of $15,000 and accrued interest of $879 were converted.

On January 11, 2023, the Company issued 384,311 shares of common stock in conversion of Frondeur Partners LLC, convertible note payable dated June 1, 2022, all principal of $15,000 and accrued interest of $921 were converted.

On February 1, 2023, the Company issued 372,911 shares of common stock in conversion of Frondeur Partners LLC, convertible note payable dated July 1, 2022, all principal of $15,000 and accrued interest of $884 were converted.

On March 1, 2023, the Company issued 372,665 shares of common stock in conversion of Frondeur Partners LLC, convertible note payable dated August 1, 2022, all principal of $15,000 and accrued interest of $871 were converted.

$90,000 of put premiums (related to the Stock Settled Debt treatment of the conversions listed above) was reclassified to additional paid in capital during the year ended September 30, 2023.

Shares Issued in Potential Settlement of Legal Matter

On September 30, 2021, the Company issued 36,821 common shares to a former officer in potential settlement of a claim for compensation due plus accrued interest. The shares were valued at $119,670, with $92,723 related to salary due and $26,947 was charged to interest expense. At September 30, 2021, $119,670 was recognized as a deferred charge presented as other assets on the consolidated balance sheet. During the year ended September 30, 2022, the shares were cancelled (see Note 7).

All shares issued to employees and non-employees are valued at the quoted trading prices on the respective grant dates.

Stock Options

The Company recognizes compensation cost for unvested stock-based incentive awards on a straight-line basis over the requisite service period.

There were no options granted under the 2016 Stock Incentive Plan for the years ended September 30, 2023 and 2022.

For the years ended September 30, 2023 and 2022, the Company recorded $0 and $69,108 of compensation and consulting expense related to stock options, respectively. Total unrecognized compensation was $0, at September 30, 2023 and 2022.

For the years ended September 30, 2023 and 2022, a summary of the Company’s stock options activity is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2021	17	230,000.00	3.71	-	-
Forfeited	(1)
Outstanding at September 30, 2022	16	220,000.00	1.97	-	-
Forfeited	(-)	-	-	-
Outstanding and Exercisable at September 30, 2023	16	220,000.00	0.97	-	-

All options were issued at an options price equal to the market price of the shares on the date of the grant.

Warrants

On July 1, 2022, the “Company entered into separate Securities Purchase Agreements with Trillium Partners, LP (“Trillium”) and with JP Carey Limited Partners, LP (“JPC”). Under the terms of each SPA, Trillium and JPC each agreed to advance funds under a merchant financing arrangement, treated as loans. Warrants for the purchase of 1,120,000 shares of Common Stock were issued as consideration for the advance agreement. In total 2,240,000 warrants were issued and a relative value for the bundled transaction of $200,387, was charged to debt discount (amortized to interest expense over the term of the related loans), additional paid in capital was credited for the same amount.

The Warrants are exercisable at $0.20 for a term of 7 years, permit the Holder thereof to elect a cashless exercise, are subject to adjustment according to certain anti-dilution provisions, and carry no voting rights.

For the years ended September 30, 2023 and 2022, a summary of the Company’s warrant activity is as follows:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding and exercisable at September 30, 2021	42,777	$1.12	1.11	-	$93,255
Anti-dilution adjustment	356,479	-	-	-	-
Surrender of warrants	(399,256)	-	-	-	-
Issuance of warrants	2,240,000	$0.20	6.75	$0.20	$448,000
Outstanding and exercisable at September 30, 2022	2,240,000	$0.20	6.5	$0.20	$224,000

Outstanding and exercisable at September Outstanding and exercisable at September 30, 2023	2,240,000	$0.20	5.5	$0.20	$-

There were no new warrants issued during the year ended September 30, 2023.